Qualitative and Quantitative Information of Financial Risks - Impact of Hedging on Equity in Cash Flow Hedge Reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Risk | Cash flow Hedge Reserve
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	€ (385)	€ (824)
Foreign Exchange Forward	1,667	550
Tax effect	(465)	(111)
As at 31 December	817	(385)
Foreign Currency Risk | Cost of Hedging Reserve
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	83	179
Foreign Exchange Forward	9	(126)
Tax effect	(2)	30
As at 31 December	90	83
Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
As at January 1	(1,870)	(4,547)
Interest Rate Swap	2,740	3,522
Tax effect	(658)	(845)
As at 31 December	€ 212	€ (1,870)